Schedule of interest rate risk management (Details) $ in Millions	Jun. 30, 2021 USD ($)
Probable scenarios [member]
IfrsStatementLineItems [Line Items]
Risk exposure associated with interest rate management	$ 639	[1]
Probable scenarios [member] | LIBOR [member]
IfrsStatementLineItems [Line Items]
Risk exposure associated with interest rate management	5	[1]
Probable scenarios [member] | LIBOR [member]
IfrsStatementLineItems [Line Items]
Risk exposure associated with interest rate management	8	[1]
Probable scenarios [member] | LIBOR rate [member]
IfrsStatementLineItems [Line Items]
Risk exposure associated with interest rate management	367	[1]
Probable scenarios [member] | CDI [member]
IfrsStatementLineItems [Line Items]
Risk exposure associated with interest rate management	114	[1]
Probable scenarios [member] | TAG [Member]
IfrsStatementLineItems [Line Items]
Risk exposure associated with interest rate management	61	[1]
Probable scenarios [member] | IPCA [member]
IfrsStatementLineItems [Line Items]
Risk exposure associated with interest rate management	84	[1]
Reasonably Possible Scenario [member]
IfrsStatementLineItems [Line Items]
Risk exposure associated with interest rate management	752
Reasonably Possible Scenario [member] | LIBOR [member]
IfrsStatementLineItems [Line Items]
Risk exposure associated with interest rate management	6
Reasonably Possible Scenario [member] | LIBOR [member]
IfrsStatementLineItems [Line Items]
Risk exposure associated with interest rate management	10
Reasonably Possible Scenario [member] | LIBOR rate [member]
IfrsStatementLineItems [Line Items]
Risk exposure associated with interest rate management	412
Reasonably Possible Scenario [member] | CDI [member]
IfrsStatementLineItems [Line Items]
Risk exposure associated with interest rate management	143
Reasonably Possible Scenario [member] | TAG [Member]
IfrsStatementLineItems [Line Items]
Risk exposure associated with interest rate management	76
Reasonably Possible Scenario [member] | IPCA [member]
IfrsStatementLineItems [Line Items]
Risk exposure associated with interest rate management	105
Remote Scenario [member]
IfrsStatementLineItems [Line Items]
Risk exposure associated with interest rate management	863
Remote Scenario [member] | LIBOR [member]
IfrsStatementLineItems [Line Items]
Risk exposure associated with interest rate management	7
Remote Scenario [member] | LIBOR [member]
IfrsStatementLineItems [Line Items]
Risk exposure associated with interest rate management	11
Remote Scenario [member] | LIBOR rate [member]
IfrsStatementLineItems [Line Items]
Risk exposure associated with interest rate management	457
Remote Scenario [member] | CDI [member]
IfrsStatementLineItems [Line Items]
Risk exposure associated with interest rate management	171
Remote Scenario [member] | TAG [Member]
IfrsStatementLineItems [Line Items]
Risk exposure associated with interest rate management	91
Remote Scenario [member] | IPCA [member]
IfrsStatementLineItems [Line Items]
Risk exposure associated with interest rate management	$ 126

[1]	The probable scenario was calculated considering the quotations of currencies and floating rates to which the debts are indexed.